Employee Benefit Plans (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Change in benefit obligations:
Benefit obligations at January 1,	$ 219	$ 213
Interest costs	9	9
Plan participants’ contributions	0	0
Net actuarial (gains) losses	11	5
Change in benefits	5	0
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(11)	(8)
Benefit obligations at December 31,	233	219
Change in plan assets
Actual return on plan assets	17	11
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(11)	(8)
Employer contributions	4	4
Estimated fair value of plan assets at January 1,	155	148
Estimated fair value of plan assets at December 31,	165	155
Over (under) funded status at December 31,	(68)	(64)
Amounts recognized in the consolidated balance sheets
Other assets	3	2
Other liabilities	(71)	(66)
Net amount recognized	(68)	(64)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	31	28
Prior service costs (credit)	0	0
Accumulated other comprehensive (income) loss, before income tax	31	28
Accumulated benefit obligation	233	219
Other Postretirement Benefits Plan [Member]
Change in benefit obligations:
Benefit obligations at January 1,	37	32
Interest costs	2	2
Plan participants’ contributions	3	2
Net actuarial (gains) losses	6	(2)
Change in benefits	0	9
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(8)	(6)
Benefit obligations at December 31,	40	37
Change in plan assets
Actual return on plan assets	0	0
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	3	2
Defined Benefit Plan, Plan Assets, Benefits Paid	(8)	(6)
Employer contributions	5	4
Estimated fair value of plan assets at January 1,	0	0
Estimated fair value of plan assets at December 31,	0	0
Over (under) funded status at December 31,	(40)	(37)
Amounts recognized in the consolidated balance sheets
Other assets	0	0
Other liabilities	(40)	(37)
Net amount recognized	(40)	(37)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	3	(3)
Prior service costs (credit)	0	0
Accumulated other comprehensive (income) loss, before income tax	3	(3)
Unfunded Plan [Member] | Nonqualified Plan [Member]
Change in benefit obligations:
Benefit obligations at January 1,	66
Benefit obligations at December 31,	$ 71	$ 66